Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based payments

13. Share-based payments

Share based payments in the legal form of warrants have been granted to members of the executive management, members of the board of directors, employees and external consultants.

All share-based payment warrant plans

During the three months ended June 30, 2021, the total charge to profit or loss amounted to $518 (2020: $196) and are recognized as general and administrative expenses. During the six months ended June 30, 2021, the total charge to profit or loss amounted to $628 (2020: $392) and are recognized as general and administrative expenses. Total compensation cost of $254 for non-vested warrants as at June 30, 2021 will be recognized through October 31, 2023.

The table below summarizes the number of options that were outstanding, their weighted average exercise price (“WAEP”) as at June 30, 2021 and December 31, 2020, as well as the movements during the periods.

	June 30, 2021		December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Opening balance	10,775,971	$0.20	8,717,239	$0.18
Granted	—	—	3,389,550	$0.22
Forfeited	(271,660)	0.20	(1,350,818)	$0.26
Ending balance outstanding	10,504,311	$0.20	10,775,971	$0.20
Ending balance, exercisable	6,888,718	$0.18	6,008,140	$0.18

No warrants expired in either the three or six month period ended June 30, 2021 or the year ended December 31, 2020. No warrants were granted in the three or six month period ended June 30, 2021. The weighted average remaining contractual life for the warrants outstanding as at June 30, 2021 was 8.9 years (December 31, 2020: 9.3 years).

The exercise price for warrants outstanding at the end of June 30, 2021 is $0.08 – $0.28 (2020: $0.09 – $0.30).

16. Share-based payments

Share based payments in the legal form of warrants have been granted to members of the executive management, members of the board of directors, employees and external consultants.

Warrant plan #7

On December 18, 2020 the Board of Directors approved an equity-settled stock option plan which provides an employee and a member of the executive management of the Group with the option to purchase 3,389,550 common shares of the Company at market price on the date of grant. Warrants were granted with monthly vesting over 36 months until September 1, 2022 respectively October 1, 2023 provided they remain within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including September 30, 2032 respectively October 31, 2033.

Warrant plan #6

On October 18, 2019 the Board of Directors approved an equity-settled stock option plan which provides board of directors and members of the executive management of the Group with the option to purchase 5,638,199 common shares of the Company at market price on the date of grant. Warrants were granted with monthly vesting over 36 months until September 1, 2022 provided they remain within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including September 30, 2032.

Additional Executive Plan

Effective September 15, 2019 the Company established a warrant compensation plan to grant the CEO a right to subscribe a total of two percent of the then outstanding shares of the Company on a fully diluted basis upon completion of twenty-four months of continuous employment. The warrants will be fully vested as of the date of grant. As of December 31, 2020, the total estimated amount of warrants payable is 4,313,602. The warrants have been valued with the Black-Scholes model using an expected volatility of 70% – 80.6%; expected life of 120 months; risk free interest rate of (0.32%) – (0.45%); an expected dividend yield of 0%; and an exercise price of $0.15 – $0.30.

Warrant plan #5

On February 24, 2017 the Board of Directors approved an equity-settled stock option plan which provides board of directors and members of the executive management of the Group with the option to purchase 696,220 common shares of the Company at market price on the date of grant. Warrants were granted with either immediate vesting, or monthly vesting over 36 months until July 1, 2019 provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including July 1, 2021.

Warrant plan #4

On February 18, 2016, the Board of Directors approved an equity-settled stock option plan, which provides key management personnel with the option to purchase 633,780 common shares of the Company at market price on the date of grant. Warrants were granted with monthly vesting over 36 months from July 1, 2016 until July 1, 2019, provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including July 1, 2021.

Warrant plan #3

On December 17, 2014, the Board of Directors approved an equity-settled stock option plan, which provides key management personnel and with the option to purchase 570,000 common shares of the Company at market price on the date of grant. Warrants were granted with 50% immediately vesting upon grant, 25% vesting on December 17, 2015 and 25% vesting on July 3, 2016, provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including July 1, 2021.

All share-based payment warrant plans

During 2020, the total charge to profit or loss amounted to $616 (2019: $333) of which $616 (2019: $333) are recognized as general and administrative expenses. As of December 31, 2020 and 2019, the total unrecognized compensation cost relating to unvested options granted was $510 and $939, respectively, which is expected to be realized over a period of 2.7 and 2.7 years, respectively. The Company will issue shares upon exercise of warrants from shares reserved under the plans.

The table below summarizes the number of options that were outstanding, their weighted average exercise price and contractual term as at December 31, as well as the movements during the period.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term
			(in years)
Balance on January 1, 2019	3,309,040	$0.08	—
Granted	5,638,199	0.23	—
Exercised	(230,000)	0.08	—
Balance on December 31, 2019	8,717,239	0.18	10
Granted	3,389,550	0.22	—
Forfeited	(1,350,818)	0.26	—
Outstanding as of December 31, 2020	10,775,971	$0.20	9.3
Options exercisable at December 31, 2020	6,008,140	$0.18	7.3

The intrinsic value of warrants outstanding at December 31, 2020 and 2019 was $0. No warrants expired in either of the years ended December 31, 2020 or 2019. The weighted average share price at the date of exercise of warrants in 2019 was $0.35. And, the intrinsic value per share of exercised shares in 2019 was $0.27 per share. The exercise price for warrants outstanding at the end of 2020 is $0.09 – $0.30 (2019: $0.08 – $0.24).

The weighted average grant date fair value of warrants granted in 2020 was $0.12 (2019: $0.20) per share. The total fair value of warrants vested during the years December 31, 2020 and 2019, was $616 and $333 respectively.

The estimate of the grant date fair value of each warrant issued is based on a Black Scholes model. The assumptions used in our valuation are summarized as follows:

	For the Years ended December 31,
	2020	2019
Expected volatility	80.6%	70%
Weighted average share price	$0.14	$0.23
Expected life (in years)	10 – 11	10 – 12
Expected dividend yield	0%	0%
Risk-free interest rate	(0.41)%	(0.36)%

Expected Term — The expected term is based upon the historical exercise patterns of warrants.

Expected volatility — Was determined based upon the expected term of the warrants which is based upon the historical exercise patterns of warrants.

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the share-based awards’ expected term.

Dividend Rate — The expected dividend is zero as the Company has not paid nor does it anticipate paying any dividends on its common stock in the foreseeable future.

Fair Value of Common Stock — The fair value of the Company’s common stock is used to estimate the fair value of the share-based awards at grant date.